Financial Instruments - Disclosure of foreign currency risk (Details)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash		$ 1,150,891	$ 600,402
Accounts Receivable		2,831,942	10,406,906
Finance Lease Receivable		$ 1,158,384	$ 2,970,356	$ 3,395,739
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	$ 137,887
Accounts Receivable	66,935
Prepaids and deposits	147,866
Finance Lease Receivable	65,315
Accounts Payable and Accrued Liabilities	(219,636)
Related Party Loan & Interests Payable	$ (3,779,798)